JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio

(All Share Classes)

Supplement dated March 27, 2019

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated

May 1, 2018, as supplemented

Portfolio Manager Addition. Effective immediately, Justin Rucker will be added to the portfolio management team for the JPMIT Core Bond Portfolio (the “Portfolio”).

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2016	Managing Director
Justin Rucker	2019	Executive Director

In addition, the “The Portfolio’s Management and Administration – The Portfolio Managers” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.

Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Portfolio since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard Figuly, Managing Director, has been a portfolio manager for the Portfolio since March 2016. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Portfolio since 2019, Justin Rucker, Executive Director, is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team responsible for managing Long Duration and Core Bond institutional taxable bond portfolios.

SUP-JPMITCB-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (SAI) with respect to the Portfolio is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2017.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Portfolio
Barbara Miller	9	$40,830,702	2	$10,328,067	11	$534,835
Richard Figuly	15	4,120,945	13	3,793,179	36	8,874,006
Justin Rucker**	2	1,285,927	0	0	28	9,252,621

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2017.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Portfolio
Barbara Miller	0	$0	0	$0	0	$0
Richard Figuly	0	0	0	0	1	1,056,281
Justin Rucker**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2019.

In addition, effective immediately, the “Portfolio Managers — Ownership of Securities” section of the SAI with respect to the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for the Portfolio the dollar range of shares beneficially owned by each portfolio manager, as of December 31, 2017.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller	X
Richard Figuly	X
Justin Rucker*	X

*	As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE